Note 4 - Other Receivables - Details of Other Receivables (10K) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other receivables	$ 195	$ 196	$ 131
Allowance for doubtful receivables	(112)	(112)	(112)
Total	$ 83	$ 84	$ 19